Subsequent Events (Details) - CAD ($)		12 Months Ended
	Nov. 02, 2018	Aug. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Discount and underwriting costs		$ 4,000,000
Subsequent Event [Member] | Fixed Rate Senior Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 1,000,000,000
Proceeds from borrowings	994,000,000
Discount and underwriting costs	1,400,000
Subsequent Event [Member] | Fixed Rate Senior Notes 3.80% due 2023 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 500,000,000
Interest rate (as a percent)	3.80%
Subsequent Event [Member] | Fixed Rate Senior Notes 4.40% due 2028 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 500,000,000
Interest rate (as a percent)	4.40%